Goodwill (Details) - USD ($)	Dec. 30, 2023	Dec. 30, 2022
Cheyi BVI [Member]
Goodwill [Line Items]
Goodwill	$ 14,157,570	$ 14,157,570
Yinhua [Member]
Goodwill [Line Items]
Goodwill	14,157,570	5,364,709
Feipeng BVI [Member]
Goodwill [Line Items]
Goodwill		$ 13,715,130
Other Assets	$ 0